Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) - MXN ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	$ 20,016,146
Amortization	129,615	$ 81,275
Balance at the end of the period	27,048,344		$ 20,016,146
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	1,377,010
Balance at the end of the period	3,041,532		1,377,010
Other intangible assets [member] | Amortization accumulated [member]
Disclosure of detailed information about intangible assets [line items]
Amortization	(6,112,264)		(5,727,661)
Licencse [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	7,353,695	5,243,953	5,243,953
Balance at the end of the period			7,353,695
Exploration expenses, evaluation of assets and concessoins [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	$ 1,800,101	$ 1,860,718	1,860,718
Balance at the end of the period			$ 1,800,101